UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 064444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS MID CAP CORE FUND

FORM N-Q

FEBRUARY 28, 2007

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited)	February 28, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 1.2%
170,860	BorgWarner Inc.	$12,582,130

Diversified Consumer Services - 2.8%
2,074,800	ServiceMaster Co.	28,341,768

Household Durables - 5.4%
203,920	Black & Decker Corp.	17,184,338
211,930	Mohawk Industries Inc. *	18,548,114
647,800	Toll Brothers Inc. *	19,343,308

	Total Household Durables	55,075,760

Media - 2.6%
4,293	Gemstar-TV Guide International Inc. *	17,387
169,600	R.H. Donnelley Corp. *	12,134,880
720,500	Warner Music Group Corp.	14,366,770

	Total Media	26,519,037

Specialty Retail - 4.1%
592,800	Bed Bath & Beyond Inc. *	23,646,792
283,200	Sherwin-Williams Co.	18,846,960

	Total Specialty Retail	42,493,752

	TOTAL CONSUMER DISCRETIONARY	165,012,447

ENERGY - 8.0%
Energy Equipment & Services - 4.1%
1,157,800	Input/Output Inc. *	15,711,346
332,302	Nabors Industries Ltd. *	9,955,768
413,934	Weatherford International Ltd. *	16,619,450

	Total Energy Equipment & Services	42,286,564

Oil, Gas & Consumable Fuels - 3.9%
261,910	Murphy Oil Corp.	13,572,176
341,918	Newfield Exploration Co. *	14,777,696
207,992	Nexen Inc.	11,938,741

	Total Oil, Gas & Consumable Fuels	40,288,613

	TOTAL ENERGY	82,575,177

FINANCIALS - 15.6%
Capital Markets - 1.7%
117,125	Bear Stearns Cos. Inc.	17,831,110

Commercial Banks - 1.1%
179,126	Comerica Inc.	10,817,419

Consumer Finance - 1.0%
414,550	Nelnet Inc., Class A Shares	10,707,827

Insurance - 5.2%
300,362	Allied World Assurance Holdings Ltd.	12,522,092
79,058	Ambac Financial Group Inc.	6,928,643
345,800	Cincinnati Financial Corp.	14,945,476
269,973	PartnerRe Ltd.	18,757,724

	Total Insurance	53,153,935

Real Estate Investment Trusts (REITs) - 1.7%
1,347,285	Spirit Finance Corp.	17,406,922

Thrifts & Mortgage Finance - 4.9%
1,514,665	Hudson City Bancorp Inc.	20,296,511
190,500	MGIC Investment Corp.	11,496,675

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	February 28, 2007

SHARES	SECURITY	VALUE
Thrifts & Mortgage Finance - 4.9% (continued)
382,420	PMI Group Inc.	$17,924,025

	Total Thrifts & Mortgage Finance	49,717,211

	TOTAL FINANCIALS	159,634,424

HEALTH CARE - 14.1%
Biotechnology - 4.4%
548,400	ImClone Systems Inc. *	15,799,404
690,200	MedImmune Inc. *	22,024,282
229,800	Vertex Pharmaceuticals Inc. *	7,052,562

	Total Biotechnology	44,876,248

Health Care Equipment & Supplies - 1.5%
340,906	Thermo Fisher Scientific Inc. *	15,432,815

Health Care Providers & Services - 5.7%
204,800	Coventry Health Care Inc. *	11,145,216
220,300	Health Net Inc. *	11,779,441
259,000	LCA-Vision Inc.	11,292,400
451,300	Pediatrix Medical Group Inc. *	24,415,330

	Total Health Care Providers & Services	58,632,387

Pharmaceuticals - 2.5%
865,400	Elan Corp. PLC, ADR *	11,198,276
675,700	MGI Pharma Inc. *	14,338,354

	Total Pharmaceuticals	25,536,630

	TOTAL HEALTH CARE	144,478,080

INDUSTRIALS - 15.5%
Aerospace & Defense - 5.1%
424,400	Armor Holdings Inc. *	27,030,036
287,059	L-3 Communications Holdings Inc.	25,002,839

	Total Aerospace & Defense	52,032,875

Commercial Services & Supplies - 2.2%
633,080	R.R. Donnelley & Sons Co.	22,904,835

Electrical Equipment - 1.7%
141,034	Roper Industries Inc.	7,491,726
196,400	Thomas & Betts Corp. *	9,981,048

	Total Electrical Equipment	17,472,774

Machinery - 6.5%
608,600	AGCO Corp. *	22,061,750
307,600	Eaton Corp.	24,918,676
239,200	Parker Hannifin Corp.	19,707,688

	Total Machinery	66,688,114

	TOTAL INDUSTRIALS	159,098,598

INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 2.6%
1,210,100	Comverse Technology Inc. *	26,597,998

Computers & Peripherals - 5.8%
215,500	Lexmark International Inc., Class A Shares *	13,050,680
1,506,900	Palm Inc. *	24,939,195
1,152,200	Western Digital Corp. *	22,087,674

	Total Computers & Peripherals	60,077,549

Electronic Equipment & Instruments - 2.0%
518,950	Benchmark Electronics Inc. *	11,147,046
148,303	CDW Corp.	9,206,650

	Total Electronic Equipment & Instruments	20,353,696

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	February 28, 2007

SHARES	SECURITY	VALUE
Internet Software & Services - 1.3%
559,000	j2 Global Communications Inc. *	$13,438,360

IT Services - 1.1%
241,985	Fidelity National Information Services Inc.	11,119,211

Semiconductors & Semiconductor Equipment - 4.5%
1,204,700	Agere Systems Inc. *	26,394,977
439,900	Lam Research Corp. *	19,645,934

	Total Semiconductors & Semiconductor Equipment	46,040,911

Software - 1.8%
815,900	Check Point Software Technologies Ltd. *	18,423,022

	TOTAL INFORMATION TECHNOLOGY	196,050,747

MATERIALS - 3.4%
Chemicals - 1.8%
314,300	Cytec Industries Inc.	18,487,126

Metals & Mining - 1.6%
500,296	Compass Minerals International Inc.	16,344,670

	TOTAL MATERIALS	34,831,796

UTILITIES - 5.9%
Electric Utilities - 2.8%
235,500	Integrys Energy Group Inc.	13,126,770
585,000	Pepco Holdings Inc.	15,572,700

	Total Electric Utilities	28,699,470

Multi-Utilities - 3.1%
319,500	SCANA Corp.	13,332,735
316,400	Sempra Energy	18,999,820

	Total Multi-Utilities	32,332,555

	TOTAL UTILITIES	61,032,025

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $855,327,826)	1,002,713,294

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.5%
Repurchase Agreement - 2.5%
$26,230,000	Interest in $385,363,000 joint tri-party repurchase agreement dated 2/28/07 with Deutche Bank Securities Inc., 5.320% due 3/1/07; Proceeds at maturity - $26,233,876; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.000% due 11/1/13 to 11/1/36; Market value - $26,754,600) (Cost - $26,230,000)	26,230,000

	TOTAL INVESTMENTS - 100.2% (Cost - $881,557,826#)	1,028,943,294
	Liabilities in Excess of Other Assets - (0.2)%	(2,472,641)

	TOTAL NET ASSETS - 100.0%	$1,026,470,653

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Mid Cap Core Fund (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$160,769,640
Gross unrealized depreciation	(13,384,172)

Net unrealized appreciation	$147,385,468

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 26, 2007

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	April 26, 2007